UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2023

Item 1. Reports to Stockholders.

(a)

Invest selectively

VILLX & VLEQX

Annual Report – August 31, 2023

Villere Funds

Table of Contents

A Message to Our Shareholders	2

Sector Allocations	8

Performance Charts and Analysis	10

Schedules of Investments	12

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	24

Report of Independent Registered Public Accounting Firm	37

Expense Examples	38

Approval of Investment Advisory Agreements	40

Statement Regarding Liquidity Risk Management Program	45

Trustees and Executive Officers	46

Additional Information	52

Privacy Notice	Inside Back Cover

Villere Funds

August 31, 2023

To Our Fellow Shareholders:

The 6-month period ended August 31, 2023 represented another positive stretch for the stock market, led by the massive 14.50% return in the S&P 500® Index (“S&P 500®”). As we’ve discussed previously, the S&P 500® has an outsized weighting to mega-capitalization tech stocks. In fact, just four companies, Apple, Microsoft, Amazon, and Nvidia, represent over 20% of the index. Nvidia was the monster over the period, as investors sprinted to join the Artificial Intelligence bandwagon.

Longer term concerns, including COVID-19 and the Russia/Ukraine conflict, no longer seem to concern investors, and general investor consensus is that the Federal Reserve (“Fed”) has essentially concluded its inflation-fighting rate hikes.

Villere Balanced Fund – Results

The Villere Balanced Fund (“Balanced Fund”) grew 1.83% during the 6-month period ended August 31, 2023. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Funds Index – grew by 5.64%. The emphasis on small- and mid-cap stocks negatively impacted the Balanced Fund’s performance relative to its peers, which tend to hold large-cap stocks.

					Since
Average Annual Total Returns					Inception
for Periods Ending 8/31/23	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Balanced Fund	1.83%	6.22%	0.69%	3.29%	6.61%
S&P 500® Index	14.50%	15.94%	11.12%	12.81%	7.40%
Lipper Balanced Funds Index	5.64%	7.11%	5.58%	6.76%	5.58%
Bloomberg Intermediate
Government/Credit
Bond Index	1.71%	0.55%	1.16%	1.46%	3.65%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Balanced Fund may be lower or higher than the performance quoted. Current performance data for the most recent month end may be obtained by visiting www.villere.com. As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 1.02%. See the Financial Highlights in this report for the most current expense ratios.

Villere Funds

Villere Equity Fund – Results

The Villere Equity Fund (“Equity Fund”) grew by 0.54% during the 6-month period ended August 31, 2023. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Funds Index and the S&P 500® Total Return Index – grew by 6.37% and 14.50%, respectively, during the period. The Equity Fund tends to be more diversified than the benchmarks in size (market capitalization) of its holdings.

					Since
Average Annual Total Returns					Inception
for Periods Ending 8/31/23	6 Mos.*	1 Year	5 Years	10 Years	5/31/13
Equity Fund	0.54%	6.08%	-0.28%	2.51%	2.73%
Lipper Mid-Cap
Growth Funds Index	6.37%	8.88%	6.25%	9.88%	10.02%
S&P 500® Index	14.50%	15.94%	11.12%	12.81%	12.55%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Equity Fund may be lower or higher than the performance quoted. Current performance data for the most recent month end may be obtained by visiting www.villere.com. As of the most recent prospectus, the gross expense ratio for the Equity Fund was 1.24%. See the Financial Highlights in this report for the most current expense ratios. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Asset Allocation

The asset allocation in the Balanced Fund was 73.8% in stocks, 18.8% in bonds, and 7.4% in cash at the end of August. We continue to find bonds somewhat more compelling than they have been over the last several years. The asset allocation in the Equity Fund was 87.3% in stocks, 12.7% in cash.

Inside the Portfolios – Equities

As discussed in our previous letter, we’ve enhanced our strategy during the past year. Specifically, we have added select smaller positions in certain less aggressive, more conservative stocks. We have managed conservative portfolios for separate account clients for years and made the decision that adding some of this exposure to the mutual funds would potentially make these portfolios more efficient.

Villere Funds

Active management, individual company research, and stock selection continue to be central to our process and strategy. Top contributors to performance for both Funds during the year ended August 31, 2023, included Freeport-McMoRan Inc. (“Freeport”), Paya Holdings Inc. (“Paya”), Stryker Corporation (“Stryker”), and IDEXX Laboratories Inc. (“IDEXX”).

Freeport is one of the world’s largest producers of copper. Based in Phoenix, Arizona, with mining operations around the world, Freeport’s shares grew 36.9% during the 12-month period as China’s emergence from COVID-19 lockdowns boosted expectations for copper demand. We believe electric vehicles will see significant growth for a long time, and they use more than twice as much copper as internal combustion engine vehicles. Also, to grow out the infrastructure for the charging network, more copper is needed. We think copper is going to be a strong commodity going forward and Freeport is well positioned to take advantage.

Stryker is a medical device company that we have long admired, and finally had an opportunity to buy at a discount during the market pullback from COVID-19 when non-essential surgeries effectively ground to a halt. Since then, sales have grown sharply. Shares of Stryker rose 39.8% during the twelve-month period.

On January 9th, payment solution provider Paya agreed to be acquired by Canadian fintech company Nuvei Corporation (“Nuvei”) in an all-cash transaction for $1.3 billion, or $9.75 per share. That price represents a 25% premium to the prior closing price, and, for our Funds’ shareholders, a 57.6% return during the twelve-month period. The buyout closed at the end of February.

IDEXX provides diagnostic equipment and related services to veterinary offices worldwide. We believe that pet healthcare is an attractive area for investment, as people are hesitant to restrict spending on pets in difficult economic environments but are apt to boost spending in periods of economic strength. According to a recent study, 95% of pet owners agree or strongly agree that “My pet is a part of my family”, suggesting that veterinary expenses are unlikely to be curtailed. Shares of IDEXX rose 47.1% during the twelve-month period.

The three stocks that most detracted from performance were Palomar Holdings, Inc. (“Palomar”), Ebix Inc. (“Ebix”), and Kearny Financial (“Kearny”).

Villere Funds

Palomar is a specialty property insurer that focuses on using technology to price risk for underserved markets. Palomar suffered $12.5 million in catastrophe losses related to Hurricane Ian, which was not as bad as was feared, but concerns regarding a spike in reinsurance rates weighed on the stock. Shares of Palomar fell 35.7% during the twelve-month period.

Indian fintech business Ebix traded down 35.6% during the twelve-month period as investors grew impatient for the planned IPO of the Ebix Cash business. A successful IPO should unlock significant value and help to improve Ebix’s balance sheet.

Kearny, a regional bank in New Jersey, was negatively impacted by the continued hike in interest rates as well as investor fears as select peers (Silicon Valley Bank, First Republic Bank, and Signature Bank) suffered liquidity crises. Shares of Kearny were down 31.3% during the twelve-month period.

Strategy & Outlook

We’re enthusiastic about the current state of the U.S. economy. Inflation appears in-check, employment has returned to normalcy, and good old-fashioned gridlock is keeping the government from making any significant moves to spook the market.

We believe that the Fed is at or near the end of rate hikes, which have been an overarching concern since they began in early 2022.

We believe that we are in a stock picker’s market. Rather than simply investing in the “market” via passive ETFs, it is important to carefully select individual stocks and avoid following the herd. We focus on the fundamentals of each business, companies with strong balance sheets and solid management teams that are positioned for growth. While we can, and do, purchase shares in larger companies when attractive opportunities arise, we continue to focus on high-quality companies with growing profits, reasonable valuations, and strong outlooks.

Villere Funds

Thank you for your continued support and confidence in the Villere Funds.

Sincerely,

St. Denis J. Villere II	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of Villere & Co. and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding Fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Funds Index is an equally weighted performance index of the largest qualifying funds in the Lipper category. The Lipper Mid-Cap Growth Funds Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends. The S&P 500® Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Bloomberg Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years.

It is not possible to invest directly in an index.

Mutual fund investing involves risk; loss of principal is possible. Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility. The Balanced Fund will invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities. The Equity Fund may invest in foreign securities. Foreign investments involve additional risks, including currency

Villere Funds

fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATIONS at August 31, 2023 (Unaudited)

Balanced Fund

Sector	Percent of Net Assets

Private Funds[1]	22.0%
Credit Intermediation & Related Activities	9.5%
Miscellaneous Manufacturing	8.7%
Administrative & Support Services	7.6%
Computer & Electronic Product Manufacturing	7.5%
Money Market Funds	7.3%
Chemical Manufacturing	5.9%
Insurance Carriers & Related Activities	5.7%
Merchant Wholesalers, Durable Goods	4.9%
Utilities	4.9%
Beverage & Tobacco Product Manufacturing	4.2%
Support Activities for Transportation	4.2%
Merchant Wholesalers, Nondurable Goods	3.3%
Professional, Scientific, & Technical Services	3.1%
Transportation Equipment Manufacturing	2.8%
Ambulatory Health Care Services	2.7%
Accommodation	2.6%
Fabricated Metal Product Manufacturing	2.1%
Copper	2.1%
Rail Transportation	1.3%
Petroleum & Coal Products Manufacturing	1.3%
Support Activities for Mining	1.2%
Health Care Services	1.2%
Telecommunications	1.2%
Nonstore Retailers	1.0%
Furniture & Related Product Manufacturing	1.0%
Electrical Equipment, Appliance, & Component	0.8%
Paper Manufacturing	0.6%
Machinery Manufacturing	0.6%
Application Software	0.4%
Data Processing, Hosting, & Related Services	0.2%
Liabilities in Excess of Other Assets	(21.9)%
Total	100.0%

1 Investments purchased with cash proceeds from securities lending.

Villere Funds

SECTOR ALLOCATIONS at August 31, 2023 (Unaudited)

Equity Fund

Sector	Percent of Net Assets

Private Funds[1]	27.3%
Money Market Funds	12.6%
Computer & Electronic Product Manufacturing	10.0%
Credit Intermediation & Related Activities	9.5%
Miscellaneous Manufacturing	9.2%
Insurance Carriers & Related Activities	6.3%
Administrative & Support Services	5.9%
Support Activities for Transportation	5.7%
Beverage & Tobacco Product Manufacturing	4.6%
Merchant Wholesalers, Durable Goods	4.6%
Merchant Wholesalers, Nondurable Goods	4.4%
Chemical Manufacturing	4.4%
Ambulatory Health Care Services	4.0%
Professional, Scientific, & Technical Services	3.5%
Accommodation	3.2%
Copper	3.2%
Broadcasting (except Internet)	2.1%
Plastics & Rubber Products Manufacturing	1.2%
Transportation Equipment Manufacturing	1.1%
Furniture & Related Product Manufacturing	1.1%
Petroleum & Coal Products Manufacturing	1.1%
Telecommunications	0.9%
Health Care Services	0.9%
Application Software	0.5%
Liabilities in Excess of Other Assets	(27.3)%
Total	100.0%

1 Investments purchased with cash proceeds from securities lending.

Balanced Fund

Hypothetical Value of $10,000 vs S&P 500® Total Return Index, Lipper Balanced Funds Index,
Bloomberg Intermediate Government/Credit Bond Index and
Blended 65%/35% S&P 500® Total Return Index/Bloomberg
Intermediate Government/Credit Bond Index
(Unaudited)

Average Annual Total Returns as of August 31, 2023

				Value of
	One	Five	Ten	$10,000
	Year	Year	Year	(8/31/23)
Balanced Fund	6.22%	0.69%	3.29%	$13,822

S&P 500® Total Return Index	15.94%	11.12%	12.81%	$33,379

Lipper Balanced Funds Index	7.11%	5.58%	6.76%	$19,229

Bloomberg Intermediate
Government/Credit Bond Index	0.55%	1.16%	1.46%	$11,559

65%/35% S&P 500® Total Return Index/
Bloomberg Intermediate Government/
Credit Bond Index	10.61%	7.92%	8.97%	$23,601

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2013, and is not intended to imply any future performance. Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Balanced Fund and dividends for an index.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Balanced Fund may be lower or higher than the performance quoted. Current performance data to the most recent month end may be obtained by visiting www.villere.com.

Equity Fund

Hypothetical Value of $10,000 vs S&P 500® Total Return Index and
Lipper Mid-Cap Growth Funds Index
(Unaudited)

Average Annual Total Returns as of August 31, 2023

				Value of
	One	Five	Ten	$10,000
	Year	Year	Year	(8/31/23)
Equity Fund	6.08%	(0.28)%	2.51%	$12,812

S&P 500® Total Return Index	15.94%	11.12%	12.81%	$33,379

Lipper Mid-Cap Growth Funds Index	8.88%	6.25%	9.88%	$25,647

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2013, and is not intended to imply any future performance. Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Equity Fund and dividends for an index.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Equity Fund may be lower or higher than the performance quoted. Current performance data to the most recent month end may be obtained by visiting www.villere.com.

Balanced Fund

SCHEDULE OF INVESTMENTS at August 31, 2023

Shares		Value
COMMON STOCKS: 70.5%

Accommodation: 2.6%
61,649	Caesars
	Entertainment,
	Inc. [1]	$3,406,724

Administrative & Support
Services: 5.1%
27,585	Visa, Inc. –
	Class A [2]	6,777,083

Ambulatory Health Care Services: 2.7%
104,155	Option Care
	Health, Inc. [1]	3,627,719

Application Software: 0.4%
656,150	Porch
	Group, Inc. [1,2]	554,447

Beverage & Tobacco
Product Manufacturing: 4.2%
69,390	Monster
	Beverage Corp. [1]	3,983,680
9,000	PepsiCo, Inc.	1,601,280
		5,584,960

Chemical Manufacturing: 4.1%
24,070	Colgate-
	Palmolive Co.	1,768,423
55,338	Ligand
	Pharmaceuticals,
	Inc. [1]	3,639,580
		5,408,003

Computer & Electronic
Product Manufacturing: 6.8%
5,960	IDEXX
	Laboratories,
	Inc. [1,2]	3,048,004
28,175	ON Semiconductor
	Corp. [1,2]	2,774,110
6,260	Roper
	Technologies,
	Inc.	3,124,116
		8,946,230

Copper: 2.1%
68,640	Freeport-
	McMoRan, Inc.	2,739,422

Credit Intermediation &
Related Activities: 8.2%
48,230	Euronet
	Worldwide,
	Inc. [1]	4,213,373
67,237	First
	Hawaiian, Inc. [2]	1,271,452
12,535	JPMorgan
	Chase & Co.	1,834,246
466,413	Kearny Financial
	Corp. [2]	3,456,120
		10,775,191

Furniture & Related Product
Manufacturing: 1.0%
44,465	Leggett &
	Platt, Inc.	1,253,913

Health Care Services: 1.2%
24,785	CVS Health Corp.	1,615,238

Insurance Carriers &
Related Activities: 5.1%
92,739	Palomar
	Holdings, Inc. [1]	4,730,616
15,210	The Progressive
	Corp.	2,030,079
		6,760,695

Merchant Wholesalers,
Durable Goods: 4.0%
14,312	Pool Corp. [2]	5,232,467

Merchant Wholesalers,
Nondurable Goods: 3.3%
151,606	On Holding AG –
	Class A [1]	4,370,801

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Shares		Value

Miscellaneous Manufacturing: 8.7%
9,720	Johnson &
	Johnson	$1,571,530
8,095	STERIS PLC	1,858,531
13,450	Stryker Corp.	3,813,747
19,885	Teleflex, Inc.	4,230,335
		11,474,143

Petroleum & Coal Products
Manufacturing: 1.3%
10,610	Chevron Corp.	1,709,271

Professional, Scientific, &
Technical Services: 3.1%
148,779	Ebix, Inc. [2]	2,484,609
271,160	OmniAb, Inc. [1,2]	1,572,728
20,985	OmniAb, Inc. [1,3]	—
20,985	OmniAb, Inc. [1,3]	—
		4,057,337

Support Activities for Mining: 1.2%
76,910	Atlas Energy
	Solutions, Inc. –
	Class A [2]	1,637,414

Support Activities for
Transportation: 4.2%
29,510	J.B. Hunt
	Transport
	Services, Inc.	5,544,339

Telecommunications: 1.2%
43,435	Verizon
	Communications,
	Inc.	1,519,356

TOTAL COMMON STOCKS
(Cost $88,671,991)		92,994,753

CONVERTIBLE PREFERRED

STOCKS: 1.3%

Credit Intermediation &
Related Activities: 1.3%
1,500	Bank of America
	Corp., 7.250%	1,738,335

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $1,883,932)		1,738,335

PREFERRED STOCKS: 2.1%

Administrative & Support
Services: 2.1%
72,000	B Riley
	Financial, Inc.,
	6.500%	1,573,200
47,800	B Riley
	Financial, Inc.,
	6.750%	1,184,006
TOTAL PREFERRED
STOCKS
(Cost $2,995,000)		2,757,206

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Principal
Amount		Value

CORPORATE BONDS: 18.7%

Administrative &
Support Services: 0.4%
	Scotts Miracle-
	Gro Co.
	4.500%,
$700,000	10/15/2029 [2]	$586,152

Chemical Manufacturing: 1.8%
	HB Fuller Co.
	4.000%,
2,418,000	02/15/2027	2,255,933
	Kimberly-Clark
	Corp.
	3.200%,
100,000	04/25/2029	92,678
		2,348,611

Computer & Electronic
Product Manufacturing: 0.7%
	Alphabet, Inc.
	0.800%,
1,000,000	08/15/2027	867,939

Data Processing, Hosting,
& Related Services: 0.2%
	Visa, Inc.
	0.750%,
321,000	08/15/2027	277,608

Electrical Equipment,
Appliance, & Component: 0.8%
	Hubbell, Inc.
	3.500%,
1,045,000	02/15/2028	979,603

Fabricated Metal Product
Manufacturing: 2.1%
	Emerson
	Electric Co.
	0.875%,
950,000	10/15/2026 [2]	841,488
	Stanley Black &
	Decker, Inc.
	2.300%,
2,000,000	02/24/2025	1,904,840
		2,746,328

Insurance Carriers &
Related Activities: 0.6%
	Reinsurance
	Group of
	America, Inc.
	3.900%,
800,000	05/15/2029 [2]	731,781

Machinery Manufacturing: 0.6%
	Brunswick Corp.
	4.400%,
960,000	09/15/2032 [2]	825,749

Merchant Wholesalers,
Durable Goods: 0.9%
	Avnet, Inc.
	3.000%,
1,000,000	05/15/2031	800,869
	Reliance Steel &
	Aluminum Co.
	1.300%,
490,000	08/15/2025	450,419
		1,251,288
Nonstore Retailers: 1.0%
	Amazon.com, Inc.
	1.650%,
1,500,000	05/12/2028 [2]	1,311,960

Paper Manufacturing: 0.6%
	Sonoco
	Products Co.
	2.250%,
950,000	02/01/2027	849,448

Rail Transportation: 1.3%
	Union Pacific
	Corp.
	2.800%,
2,000,000	02/14/2032	1,711,209

Transportation Equipment
Manufacturing: 2.8%
	Honda Motor
	Co. Ltd.
	2.534%,
1,200,000	03/10/2027 [2]	1,103,778

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Principal
Amount		Value
Transportation Equipment
Manufacturing: 2.8% (Continued)
	Toyota Motor
	Corp.
	1.339%,
$2,900,000	03/25/2026	$2,642,572
		3,746,350
Utilities: 4.9%
	Duke Energy Corp.
	0.900%,
1,000,000	09/15/2025	913,342
	NextEra
	Energy Capital
	Holdings, Inc.
	2.940%,
2,000,000	03/21/2024	1,969,317
	Pacific Gas &
	Electric Co.
	4.200%,
600,000	03/01/2029	540,208
	Public Service
	Enterprise
	Group, Inc.
	5.850%,
1,500,000	11/15/2027	1,529,474
	The Southern Co.
	5.113%,
1,500,000	08/01/2027 [2]	1,491,879
		6,444,220
TOTAL CORPORATE
BONDS
(Cost $26,960,006)		24,678,246

Shares		Value
SHORT-TERM INVESTMENTS: 7.3%
Money Market Funds: 7.3%
9,655,354	Invesco
	Government &
	Agency Portfolio –
	Institutional
	Class, 5.251% [4]	$9,655,354
TOTAL SHORT-TERM
INVESTMENTS
(Cost $9,655,354)		9,655,354

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 22.0%

Private Funds: 22.0%
29,031,211	Mount Vernon
	Liquid Assets
	Portfolio,
	5.540%[4]	29,031,211
TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS FROM
SECURITIES LENDING
(Cost $29,031,211)		29,031,211

TOTAL INVESTMENTS
IN SECURITIES: 121.9%
(Cost $159,197,494)		160,855,105
Liabilities in Excess
of Other Assets: (21.9)%		(28,882,255)
TOTAL NET
ASSETS: 100.0%		$131,972,850

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of August 31, 2023. Total value of securities out on loan is $28,268,120 or 21.4% of net assets.
[3]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[4]	Annualized seven-day effective yield as of August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at August 31, 2023

Shares		Value
COMMON STOCKS: 86.4%

Accommodation: 3.2%
22,925	Caesars
	Entertainment,
	Inc. [1]	$1,266,836

Administrative & Support
Services: 5.9%
9,435	Visa, Inc. –
	Class A [2]	2,317,991

Ambulatory Health Care Services: 4.0%
45,055	Option Care
	Health, Inc. [1]	1,569,266

Application Software: 0.5%
227,825	Porch
	Group, Inc. [1,2]	192,512

Beverage & Tobacco Product
Manufacturing: 4.6%
24,090	Monster
	Beverage Corp. [1]	1,383,007
2,475	PepsiCo, Inc.	440,352
		1,823,359

Broadcasting (except Internet): 2.1%
55,805	Paramount
	Global –
	Class B [2]	842,097

Chemical Manufacturing: 4.4%
5,485	Colgate-
	Palmolive Co.	402,983
20,320	Ligand
	Pharmaceuticals,
	Inc. [1]	1,336,446
		1,739,429
Computer & Electronic Product
Manufacturing: 10.0%
2,610	IDEXX
	Laboratories,
	Inc. [1,2]	1,334,780
12,770	ON Semiconductor
	Corp. [1,2]	1,257,334
2,725	Roper
	Technologies,
	Inc.	1,359,939
		3,952,053

Copper: 3.2%
31,010	Freeport-
	McMoRan, Inc.	1,237,609

Credit Intermediation &
Related Activities: 8.5%
18,650	Euronet
	Worldwide,
	Inc. [1,2]	1,629,264
16,105	First
	Hawaiian, Inc. [2]	304,546
3,110	JPMorgan
	Chase & Co.	455,086
128,190	Kearny
	Financial Corp.	949,888
		3,338,784

Furniture & Related Product
Manufacturing: 1.1%
15,435	Leggett &
	Platt, Inc.	435,267

Health Care Services: 0.9%
5,255	CVS Health Corp.	342,468

Insurance Carriers &
Related Activities: 6.3%
38,950	Palomar
	Holdings, Inc. [1]	1,986,840
3,820	The Progressive
	Corp.	509,855
		2,496,695

Merchant Wholesalers,
Durable Goods: 4.6%
4,900	Pool Corp. [2]	1,791,440

Merchant Wholesalers,
Nondurable Goods: 4.4%
60,925	On Holding
	AG – Class A [1]	1,756,468

Miscellaneous Manufacturing: 9.2%
2,570	Johnson &
	Johnson	415,518
2,005	STERIS PLC [2]	460,328
4,280	Stryker Corp.	1,213,594
7,060	Teleflex, Inc.	1,501,944
		3,591,384

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at August 31, 2023 (Continued)

Shares		Value
Petroleum & Coal Products
Manufacturing: 1.1%
2,555	Chevron Corp.	$411,610

Plastics & Rubber Products
Manufacturing: 1.2%
45,160	Newell
	Brands, Inc. [2]	477,793

Professional, Scientific,
& Technical Services: 3.5%
48,090	Ebix, Inc. [2]	803,103
99,569	OmniAb, Inc. [1,2]	577,500
7,706	OmniAb, Inc. [1,3]	—
7,706	OmniAb, Inc. [1,3]	—
		1,380,603

Support Activities for
Transportation: 5.7%
11,845	J.B. Hunt
	Transport
	Services, Inc. [2]	2,225,439

Telecommunications: 0.9%
10,155	Verizon
	Communications,
	Inc.	355,222

Transportation Equipment
Manufacturing: 1.1%
1,000	Lockheed
	Martin Corp.	448,350

TOTAL COMMON STOCKS
(Cost $32,722,075)		33,992,675

CONVERTIBLE PREFERRED
STOCKS: 1.0%

Credit Intermediation &
Related Activities: 1.0%
360	Bank of America
	Corp., 7.250%	417,200

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $452,144)		417,200

SHORT-TERM INVESTMENTS: 12.6%

Money Market Funds: 12.6%
4,944,341	Invesco
	Government &
	Agency Portfolio –
	Institutional
	Class, 5.251% [4]	4,944,341

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,944,341)		4,944,341

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 27.3%

Private Funds: 27.3%
10,752,380	Mount Vernon
	Liquid Assets
	Portfolio,
	5.540% [4]	10,752,380

TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost $10,752,380)		10,752,380

TOTAL INVESTMENTS
IN SECURITIES: 127.3%
(Cost $48,870,940)		50,106,596
Liabilities in Excess
of Other Assets: (27.3)%		(10,748,339)
TOTAL NET
ASSETS: 100.0%		$39,358,257

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of August 31, 2023. Total value of securities out on loan is $10,462,925 or 26.6% of net assets.
[3]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[4]	Annualized seven-day effective yield as of August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2023

	Balanced Fund	Equity Fund
ASSETS
Investments in unaffiliated securities, at value[1]
(Cost $159,197,494 and $48,870,940, respectively)	$160,855,105	$50,106,596
Receivables:
Fund shares sold	2,185	15
Dividends and interest	286,121	45,561
Securities lending income, net	4,434	1,415
Prepaid expenses	16,037	12,620
Total assets	161,163,882	50,166,207

LIABILITIES
Payables:
Collateral received for securities loaned	29,031,211	10,752,380
Investment advisory fees, net	84,617	19,648
Audit fees	24,033	24,033
Fund shares redeemed	22,977	—
Fund administration fees	8,850	3,611
Transfer agent fees	7,542	2,289
Fund accounting fees	2,895	2,643
Trustee fees	1,255	1,117
Custody fees	1,064	827
Chief Compliance Officer fees	1,007	1,007
Other accrued expenses	5,581	395
Total liabilities	29,191,032	10,807,950
NET ASSETS	$131,972,850	$39,358,257

COMPONENTS OF NET ASSETS
Paid-in capital	$128,190,490	$36,363,060
Total distributable (accumulated) earnings (losses)	3,782,360	2,995,197
Net assets	$131,972,850	$39,358,257
[1] Includes loaned securities with a market value of	$28,268,120	$10,462,925

Net Assets	$131,972,850	$39,358,257
Shares (unlimited number of shares
authorized without par value)	6,776,481	3,500,985
Net assets value, offering, and redemption price per share	$19.48	$11.24

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Year Ended August 31, 2023

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Dividends	$1,352,649	$407,286
Interest	1,058,643	87,810
Income from securities lending, net	55,981	17,445
Total investment income	2,467,273	512,541

EXPENSES
Investment advisory fees	1,027,395	294,769
Fund administration fees	111,515	45,066
Sub-transfer agent fees	64,486	7,172
Fund accounting fees	35,780	32,894
Miscellaneous expense	31,974	12,759
Audit fees	24,033	24,033
Transfer agent fees	23,475	20,268
Registration fees	22,160	22,994
Trustee fees	20,481	18,490
Chief Compliance Officer fees	12,466	12,466
Legal fees	11,010	11,010
Reports to shareholders	9,850	2,990
Custody fees	6,435	5,168
Insurance expense	5,865	5,369
Total expenses	1,406,925	515,448
Less: Fees Waived	(50,763)	(24,169)
Net expenses	1,356,162	491,279
Net investment income (loss)	1,111,111	21,262

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,212,250	1,759,552
Change in net unrealized appreciation/depreciation
on investments	4,754,817	594,067
Net realized and unrealized gain (loss) on investments	6,967,067	2,353,619
Net increase (decrease) in net assets
resulting from operations	$8,078,178	$2,374,881

The accompanying notes are an integral part of these financial statements.

Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2023	August 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$1,111,111	$811,293
Net realized gain (loss) on investments	2,212,250	4,918,088
Change in net unrealized appreciation/depreciation
on investments	4,754,817	(42,853,346)
Net increase (decrease) in net assets
resulting from operations	8,078,178	(37,123,965)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,429,248)	(20,329,351)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	(13,054,305)	(4,110,265)
Total increase (decrease) in net assets	(10,405,375)	(61,563,581)

NET ASSETS
Beginning of year	$142,378,225	$203,941,806
End of year	$131,972,850	$142,378,225

[1]	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	August 31, 2023		August 31, 2022
	Shares	Value	Shares	Value
Shares sold	137,223	$2,659,782	160,731	$3,606,160
Shares issued in
reinvestment of
distributions	289,868	5,272,691	872,745	19,846,231
Shares redeemed	(1,105,845)	(20,986,778)	(1,209,377)	(27,562,656)
Net increase (decrease)	(678,754)	$(13,054,305)	(175,901)	$(4,110,265)

The accompanying notes are an integral part of these financial statements.

Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2023	August 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$21,262	$(137,497)
Net realized gain (loss) on investments	1,759,552	1,053,970
Change in net unrealized appreciation/depreciation
on investments	594,067	(13,797,153)
Net increase (decrease) in net assets
resulting from operations	2,374,881	(12,880,680)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,053,970)	(3,916,798)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares[1]	(787,892)	2,696,546
Total increase (decrease) in net assets	533,019	(14,100,932)

NET ASSETS
Beginning of year	$38,825,238	$52,926,170
End of year	$39,358,257	$38,825,238

[1]	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	August 31, 2023		August 31, 2022
	Shares	Value	Shares	Value
Shares sold	110,034	$1,207,030	175,707	$2,418,613
Shares issued in
reinvestment of
distributions	101,173	1,047,143	287,549	3,890,542
Shares redeemed[2]	(273,555)	(3,042,065)	(275,521)	(3,612,609)
Net increase (decrease)	(62,348)	$(787,892)	187,735	$2,696,546

[2]	Net of redemption fees of $201 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value,
beginning of year	$19.10	$26.72	$22.60	$22.08	$25.22

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.15	0.11	0.10	0.15	0.20
Net realized and unrealized
gain (loss) on investments	0.98	(4.95)	5.53	0.54	(1.95)
Total from
investment operations	1.13	(4.84)	5.63	0.69	(1.75)

LESS DISTRIBUTIONS
From net investment income	(0.10)	(0.12)	(0.16)	(0.17)	(0.24)
From net realized gain	(0.65)	(2.66)	(1.35)	—	(1.15)
Total distributions	(0.75)	(2.78)	(1.51)	(0.17)	(1.39)
Net asset value, end of year	$19.48	$19.10	$26.72	$22.60	$22.08

Total return	6.22%	(19.80)%	25.66%	3.06%	(6.20)%

SUPPLEMENTAL DATA
Net assets, end
of year (millions)	$132.0	$142.4	$203.9	$188.2	$223.1

Portfolio turnover rate	20%	21%	28%	22%	21%

RATIOS
Expenses before fees waived	1.03%	1.01%	0.99%	0.98%	0.98%
Expenses after fees waived	0.99%	0.99%	—	—	—
Net investment income (loss)
before fees waived	0.77%	0.45%	0.38%	0.69%	0.89%
Net investment income (loss)
after fees waived	0.81%	0.47%	—	—	—

[1]	Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended August 31,
	2023	2022	2021	2020	2019
Net asset value,
beginning of year	$10.90	$15.68	$12.28	$11.67	$12.89

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01	(0.04)	(0.05)	(0.03)	0.02
Net realized and unrealized
gain (loss) on investments	0.63	(3.58)	3.55	0.66	(1.21)
Total from
investment operations	0.64	(3.62)	3.50	0.63	(1.19)
Paid-in capital from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.02)	—
From net realized gain	(0.30)	(1.16)	(0.10)	—	(0.03)
Total distributions	(0.30)	(1.16)	(0.10)	(0.02)	(0.03)
Net asset value, end of year	$11.24	$10.90	$15.68	$12.28	$11.67

Total return	6.08%	(24.54)%	28.63%	5.41%	(9.16)%

SUPPLEMENTAL DATA:
Net assets, end
of year (millions)	$39.4	$38.8	$52.9	$43.1	$39.8

Portfolio turnover rate	23%	12%	26%	35%	36%

RATIOS:
Expenses before fees waived	1.31%	1.23%	1.21%	1.22%	1.23%
Expenses after fees waived	1.25%	—	—	—	—
Net investment income (loss)
before fees waived	(0.01)%	(0.29)%	(0.32)%	(0.28)%	0.19%
Net investment income (loss)
after fees waived	0.05%	—	—	—	—

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Prior to the compliance date of Rule 2a-5 of the 1940 Act (“Rule 2a-5”) on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-today valuation issues to a Valuation Committee of the Trust, which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved St. Denis J. Villere & Co., LLC (the “Adviser”), as the Fund’s valuation designee under Rule 2a-5 which shall determine fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2023. See the Schedules of Investments for industry breakouts.

Balanced Fund

	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$—	$92,994,753	$—	$0	$92,994,753
Convertible
Preferred Stocks	—	1,738,335	—	—	1,738,335
Preferred Stocks	—	2,757,206	—	—	2,757,206
Corporate Bonds	—	—	24,678,246	—	24,678,246
Short-Term
Investments	—	9,655,354	—	—	9,655,354
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[2]	29,031,211	—	—	—	29,031,211
Total
Investments
in Securities	$29,031,211	$107,145,648	$24,678,246	$0	$160,855,105

[1]	See Schedule of Investments for disclosure of Level 3 securities.
[2]	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

The following is a reconciliation of the Balanced Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2022	$—
Acquisitions	—
Dispositions	—
Accrued discounts/premiums	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of August 31, 2023	$—

Change in unrealized appreciation/
depreciation for Level 3 investments
held at August 31, 2023	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

	Fair Value	Valuation	Unobservable	Input
Type of Security	at 8/31/23	Techniques	Input	Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

Equity Fund
	Investments
	Measured at
	Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$—	$33,992,675	$—	$0	$33,992,675
Convertible
Preferred Stocks	—	417,200	—	—	417,200
Short-Term
Investments	—	4,944,341	—	—	4,944,341
Investments
Purchased
with Cash
Proceeds from
Securities
Lending[2]	10,752,380	—	—	—	10,752,380
Total
Investments
in Securities	$10,752,380	$39,354,216	$—	$0	$50,106,596

[1]	See Schedule of Investments for disclosure of Level 3 securities.

[2]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

The following is a reconciliation of the Equity Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2022	$—
Acquisitions	—
Dispositions	—
Change in unrealized appreciation/depreciation	—
Transfer in and/or out of Level 3	—
Balance as of August 31, 2023	$—

Change in unrealized appreciation/
depreciation for Level 3 investments
held at August 31, 2023	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.

	Fair Value	Valuation	Unobservable	Input
Type of Security	at 8/31/23	Techniques	Input	Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2023, the Funds had no capital loss carryovers available for federal income tax purposes.

As of August 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of August 31, 2023, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences by reclassified between financial and tax reporting. These reclassifications have no effect on net asset or net asset value per share. For the year ended August 31, 2023, the following adjustments were made[1]:

	Balanced Fund	Equity Fund
Distributable earnings	$—	$67,745
Paid-in capital	—	(67,745)

[1]	These differences are primarily due to net operating loss.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the year ended August 31, 2023, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the year ended August 31, 2023, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.

As of August 31, 2023, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
August 31, 2026	$50,763	$24,169
August 31, 2025	36,227	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the year ended August 31, 2023 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the year ended August 31, 2023, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of August 31, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$28,268,120	$29,031,211
Equity Fund	10,462,925	10,752,380

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of August 31, 2023. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2023, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$26,314,726	$47,399,470
Equity Fund	8,570,251	14,582,507

For the year ended August 31, 2023, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2023 and 2022 for the Funds were as follows:

Balanced Fund

	August 31, 2023	August 31, 2022
Distributions paid from:
Ordinary income	$743,632	$960,031
Long-term capital gain	4,685,616	19,369,320
	$5,429,248	$20,329,351

Equity Fund

	August 31, 2023	August 31, 2022
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	1,053,970	3,916,798
	$1,053,970	$3,916,798

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

As of the most recent fiscal year ended August 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$159,197,494
Gross tax unrealized appreciation	24,449,108
Gross tax unrealized depreciation	(22,791,497)
Gross tax unrealized appreciation (depreciation)	1,657,611
Undistributed ordinary income	823,317
Undistributed long-term capital gain	1,301,432
Total distributable earnings	2,124,749
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$3,782,360

Equity Fund
Cost of investments	$48,872,614
Gross tax unrealized appreciation	8,786,280
Gross tax unrealized depreciation	(7,552,298)
Gross tax unrealized appreciation (depreciation)	1,233,982
Undistributed ordinary income	—
Undistributed long-term capital gain	1,761,215
Total distributable earnings	1,761,215
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$2,995,197

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2023, the Funds did not defer any post-October losses or ordinary late year losses.

Villere Funds

NOTES TO FINANCIAL STATEMENTS August 31, 2023 (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the year ended August 31, 2023 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the year ended August 31, 2023 was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding
when in use	—	—
Credit facility outstanding as
of August 31, 2023	—	—
Average interest rate when in use	—	—

Villere Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Villere Balanced Fund and Villere Equity Fund and The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Villere Balanced Fund and Villere Equity Fund (the “Funds”), each a series of Professionally Managed Portfolios, including the schedule of investments, as of August 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2023

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended August 31, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/23 – 8/31/23).

Actual Expenses

The Actual line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended August 31, 2023 (Unaudited) (Continued)

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 3/1/23	Value 8/31/23	3/1/23 – 8/31/23[1]
Actual	$1,000.00	$1,018.30	$5.04

Hypothetical (5% return
before expenses)	1,000.00	1,020.21	5.04

[1]
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.99% (fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 3/1/23	Value 8/31/23	3/1/23 – 8/31/23[2]
Actual	$1,000.00	$1,005.40	$6.32

Hypothetical (5% return
before expenses)	1,000.00	1,018.90	6.36

[2]
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six-month period of 1.25% (fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Villere Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on August 17-18, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and St. Denis J. Villere & Company, LLC (the “Adviser”) for each of the Villere Balanced Fund and the Villere Equity Fund (each, a “Fund” and together, the “Funds”). At this meeting and at a prior meeting held on June 26, 2023, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board also considered that many of the shareholders of each Fund had long-standing relationships with the Adviser and that the Adviser represented that they have regular and ongoing interaction with many of these shareholders to discuss, among other things, their investment philosophy, strategy, process and outlook. The Board concluded that the Adviser had the quality and depth of

Villere Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Adviser’s similarly managed accounts, all for periods ended March 31, 2023. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Villere Balanced Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three-, five-, and ten-year periods. The Board further considered that the Fund underperformed the Adviser’s balanced composite for the one-, three-, five-, and ten-year periods, noting that such differences were not material. The Board took into

Villere Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

account prior in-depth discussions with the Adviser concerning the sources and causes of the Fund’s underperformance and assess the ability of the Adviser to improve performance in the future. They noted that while performance has yet to show significant improvement, the Adviser believes that stocks in the Fund’s portfolio had strong earnings potential that they expect will perform well when the market cycle turns. After these discussions, the Board determined that it would be appropriate to allow the Adviser additional time to improve performance and undertook to continue to monitor the Fund closely. The Board additionally took into account the Adviser’s representation that the majority of Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.

For the Villere Equity Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-,three-, and five-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, and five-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for each period. The Board further considered the Fund’s underperformance compared to the Adviser’s equity composite for the one-year, three-year and five-year periods, noting that such differences were not material. The Board took into account the Adviser’s explanations for its underperformance against peers and benchmark, noting that it believes its investment process is not directly comparable to peers and benchmarks. The Board additionally took into account the Adviser’s representation that the majority of Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.

3.
The costs of the services provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Villere Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

For the Villere Balanced Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.99% (excluding certain operating expenses) for the Fund (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was below the Cohort median and average. The Board noted that the net expense ratio was higher than the median and average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Balanced Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

For the Villere Equity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.25% (excluding certain operating expenses) for the Fund (the “Expense Cap”), but that the Fund was currently operating below this level. The Board noted that the Fund’s net expense ratio was higher than the peer group average. The Board noted that the Fund’s advisory fee was at the median of its Cohort and above the average. The Board noted that the net expense ratio was higher than the median and average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Equity Fund depending on the level of assets. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board also noted that the Equity Fund’s annual expense ratio is currently below its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

Villere Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered that there were no additional material benefits derived by the Adviser from its relationship with the Funds. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

Villere Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted a liquidity risk management program (the “program”). The Board has designated the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser manages the Funds’ liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds’ investments, limiting the amount of the Funds’ illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. The Adviser’s process of determining the degree of liquidity of the Funds’ investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, the Adviser provided its assessment that the program had been effective in managing the Funds’ liquidity risk.

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Independent Trustees of the Trust

Kathleen T. Barr	Trustee	Indefinite	Retired; Chair of the	2	Independent
(born 1955)		Term;	Governing Council,		Director,
c/o U.S. Bank Global		Since	Independent Directors		Muzinich
Fund Services		November	Council (since 2020);		BDC, Inc.
615 East		2018.	formerly, President,		(2019 to
Michigan Street	Chair-	Indefinite	owner of a registered		present);
Milwaukee, WI 53202	person	Term;	investment adviser,		Independent
		Since	Productive Capital		Trustee for
		February	Management, Inc.		the William
		2023.	(2010 to 2013);		Blair Funds
			formerly, Chief		(2013 to
			Administrative Officer,		present)
			Senior Vice President		(18 series).
and Senior Managing
Director of Allegiant
Asset Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly, Chief
Administrative Officer,
Chief Compliance
Officer and Senior
Vice President of
PNC Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Eric W. Falkeis	Trustee	Indefinite	Chief Growth	2	Interested
(born 1973)		Term;	Officer, Tidal		Trustee,
c/o U.S. Bank Global		Since	Financial Group		Tidal ETF
Fund Services		September	(2022 to present);		Trust II
615 East		2011.	Chief Executive		(2022 to
Michigan Street			Officer, Tidal ETF		present)
Milwaukee, WI 53202			Services LLC		(7 series);
			(2018 to present);		Independent
			formerly, Chief		Director,
			Operating Officer,		Muzinich
			Direxion Funds		BDC, Inc.
			(2013 to 2018);		(2019 to
			formerly, Senior Vice		present);
			President and Chief		Interested
			Financial Officer (and		Trustee,
			other positions),		Tidal ETF
			U.S. Bancorp Fund		Trust (2018
			Services, LLC		to Present)
			(1997 to 2013).		(36 series);
Former
Interested
Trustee,
Direxion
Funds
(22 series),
Direxion
Shares ETF
Trust
(112 series)
and Direxion
Insurance
Trust (2013
to 2018).
Steven J. Paggioli	Trustee	Indefinite	Consultant; formerly,	2	Independent
(born 1950)		Term;	Executive Vice		Director,
c/o U.S. Bank Global		Since	President, Investment		Muzinich
Fund Services		May	Company Administration,		BDC, Inc.
615 East		1991.	LLC (mutual fund		(2019 to
Michigan Street			administrator).		present);
Milwaukee, WI 53202					Independent
Trustee,
AMG Funds
(1993 to
present)
(42 series).

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Ashi S. Parikh	Trustee	Indefinite	Investment	2	Board of
(born 1966)		Term;	professional; formerly,		Directors
c/o U.S. Bank Global		Since	Chief Executive and		Member,
Fund Services		June	Chief Investment		Investment
615 East		2020.	Officer and various		Working
Michigan Street			other positions,		Group, The
Milwaukee, WI 53202			RidgeWorth		Ohio State
			Investments, LLC		University
			(global investment		Endowments
			management firm)		and
			(2006 to 2017);		Foundation
			formerly, Chief		(2016 to
			Investment Officer		present);
			Institutional Growth		Board of
			Equities, Eagle Asset		Directors,
			Management		World
			(investment		Methodist
			management firm);		Council,
			formerly Sr. Managing	Investment
			Director, Growth		Committee
			Equities, Banc One		(2018 to
			Investment Advisors		present);
			(investment		Independent
			management firm).		Trustee,
PNC Funds
(2018 to
2019)
(32 series);
Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Cynthia M. Fornelli	Trustee	Indefinite	Independent Director	2	Independent
(born 1960)		Term;	of TriplePoint Venture		Director,
c/o U.S. Bank Global		Since	Growth BDC Corp.		TriplePoint
Fund Services		January	(2019 to present);		Private
615 East		2022.	Retired; formerly,		Venture
Michigan Street			Executive Director of		Credit, Inc.
Milwaukee, WI 53202			the Center for Audit		(2020 to
			Quality (2007 to 2019);		present).
formerly, Senior Vice
President of
Regulatory Conflicts
Management at Bank
of America (2005 to
2007); formerly,
Deputy Director,
Division of Investment
Management with the
U.S. Securities and
Exchange Commission
(1998 to 2005).

Officers of the Trust

Jason F. Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	&	Term;	President and Head	Applicable.	Applicable.
c/o U.S. Bank Global	Principal	Since	of Client Experience,
Fund Services	Executive	September	U.S. Bank Global
615 East	Officer	2021.	Fund Services, since
Michigan Street			March 2022; Senior
Milwaukee, WI 53202			Vice President and
Head of Fund
Services Fund
Administration
Department, U.S.
Bank Global Fund
Services (December
2003 to March 2022).

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Carl G. Gee, Esq.	Secretary	Indefinite	Assistant Secretary	Not	Not
(born 1990)	& Vice	Term;	of the Trust (2020 to	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	2021); Assistant
Fund Services		February	Vice President and
615 East		2021.	Counsel, U.S. Bank
Michigan Street			Global Fund Services
Milwaukee, WI 53202			since August 2016;
Summer Associate,
Husch Blackwell LLP
(2015); Law Clerk,
Brady Corporation
(global printing
systems, labels and
safety products
company) (2014 to 2015).

Craig Benton	Treasurer	Indefinite	Assistant Treasurer	Not	Not
(born 1985)	& Vice	Term;	of the Trust (2016	Applicable.	Applicable.
c/o U.S. Bank Global	President	Since	to 2021); Assistant
Fund Services		December	Vice President,
615 East		2021.	U.S. Bank Global
Michigan Street			Fund Services since
Milwaukee, WI 53202			November 2007.

Kyle J. Buscemi	Assistant	Indefinite	Mutual Funds	Not	Not
(born 1996)	Treasurer	Term;	Administrator, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global Fund
Fund Services		June	Services since
615 East		2022.	June 2018; Business
Michigan Street			Administration
Milwaukee, WI 53202			Student, 2014 to 2018.

Villere Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios	Other
		of Office[2]		in Fund	Directorships
Name,	Position	and Length	Principal	Complex[3]	Held During
Address	with the	of Time	Occupations During	Overseen	the Past
and Age	Trust[1]	Served	Past Five Years	by Trustees	5 Years

Gazala Khan	Chief	Indefinite	Vice President and	Not	Not
(born 1969)	Compliance	Term;	Compliance Officer,	Applicable.	Applicable.
c/o U.S. Bank Global	Officer	Since	U.S. Bank Global
Fund Services		November	Fund Services since
615 East	Anti-	2022.	July 2022; Chief
Michigan Street	Money		Compliance Officer
Milwaukee, WI 53202	Laundering		Matthews Asia Fund
	Officer		(May 2019 to
July 15, 2022); Chief
Compliance Officer
GS Trust/VIT
(June 2009 to
May 2019); Vice
President GSAM
(May 2005 to June
2009); Staff Accountant,
SEC Office of
Compliance Inspection
and Examination
(1999 to 2005).

[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

Villere Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Balanced Fund	100.00%
Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2023 was as follows:

Balanced Fund	100.00%
Equity Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Balanced Fund	0.00%
Equity Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 866.209.1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

Villere Funds

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.villere.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling 866.209.1129.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus, as well as annual and semi-annual reports for the Funds, if applicable. In an effort to decrease costs, the Funds will reduce the number of duplicate summary prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 866.209.1129 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 866.209.1129. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.villere.com.

 (This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester, LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Villere Balanced Fund

	FYE 8/31/2023	FYE 8/31/2022
Audit Fees	$21,200	$20,800
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

Villere Equity Fund

	FYE 8/31/2023	FYE 8/31/2022
Audit Fees	$21,200	$20,800
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Villere Balanced Fund

	FYE 8/31/2023	FYE 8/31/2022
Audit Related Fees Tax Fees	N/A N/A	N/A N/A
All Other Fees	N/A	N/A

Villere Equity Fund

	FYE 8/31/2023	FYE 8/31/2022
Audit Related Fees Tax Fees	N/A N/A	N/A N/A
All Other Fees	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Villere Balanced Fund

Non-Audit Related Fees	FYE 8/31/2023	FYE 8/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Villere Equity Fund

Non-Audit Related Fees	FYE 8/31/2023	FYE 8/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                     /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    November 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Jason Hadler
 Jason Hadler, President/Principal Executive Officer

Date    November 8, 2023

By (Signature and Title)                     /s/ Craig Benton
 Craig Benton, Treasurer/Principal Financial Officer

Date    November 8, 2023

* Print the name and title of each signing officer under his or her signature.